DEFERRED REVENUES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 11,504	$ 15,700
Amount recognized as revenue	305,448	266,090	$ 239,840
Aggregate estimated amount of performance obligations	$ 293,000
Revenue remaining performance obligation percentage	74.00%
Revenue remaining performance obligation expected timing of satisfaction explanation	next 3 years
Minimum [Member]
Deferred Revenue Arrangement [Line Items]
Expected to be recognized over periods performance obligations	5 years
Revenue remaining performance obligation, expected timing of satisfaction period	4 years
Maximum [Member]
Deferred Revenue Arrangement [Line Items]
Expected to be recognized over periods performance obligations	11 years
Revenue remaining performance obligation, expected timing of satisfaction period	11 years
Recognized over time for service [Member]
Deferred Revenue Arrangement [Line Items]
Amount recognized as revenue		$ 8,578